Price Risk Management Assets And Liabilities (Partnership's Derivative Assets And Liabilities Amount Of Gain (Loss) Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	$ 4	$ 14	$ 19
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	8	54	34
Amount of Gain/(Loss) Recognized in Income on Derivatives	24	(12)	(81)
Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	4	14	19
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	8	54	34
Interest Rate Derivatives [Member] | Losses On Non-Hedged Interest Rate Derivatives [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	53	(19)	(78)
Embedded Derivatives [Member] | Other Income (Expenses) [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	6	14	18
Non Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	(21)	26	9
Non Trading [Member] | Commodity Derivatives [Member] | Deferred Gas Purchases [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	(3)	(26)	0
Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	$ (11)	$ (7)	$ (30)